Commitments and Contingencies - Summary Of Commitment For Cloud Services (Detail) ¥ in Thousands	Dec. 31, 2023 CNY (¥)
Purchase Obligation, Fiscal Year Maturity [Abstract]
Total	¥ 197,578
Less than 1 Year	67,522
1-3 Years	130,056
More than 3 Years	¥ 0